Segmented Information - Related-party and Inter-company Transactions (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Inter-segment loans	$ 69		$ 69		$ 279
Inter-segment loan, weighted average interest rate	1.10%		1.10%
Inter-segment loan interest	$ 1		$ 2
Intersegment loan interest, less than		$ 1		$ 1
Equity Method Investee | Belize Electricity
Related Party Transaction [Line Items]
Due from related party	13		13		$ 8
Aitken Creek
Related Party Transaction [Line Items]
Intercompany revenue recognized	5	6	12	12
Waneta Expansion
Related Party Transaction [Line Items]
Intercompany revenue recognized	$ 0	$ 1	$ 0	$ 17